Basis of Preparation	12 Months Ended
Aug. 31, 2018
Basis Of Preparation
Basis of Preparation

2.	Basis of Preparation

Statement of Compliance

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”). The policies applied in these Consolidated Financial Statements are based on IFRS issued and outstanding as of January 1, 2018. The Board of Directors approved the Consolidated Financial Statements on December 31, 2018.

Basis of Measurement

The Consolidated Financial Statements have been prepared on a historical cost basis except for certain financial instruments measured at fair value.

Functional and Presentation Currency

The functional and presentation currency of the parent Novicius and its wholly owned subsidiaries ICE Studio, DoubleTap and Acquisition Corp., is Canadian dollars.